DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
NOTE A – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.	Nature of operations

Trellis Earth Products, Inc. (the “Company”) is an Oregon corporation incorporated on December 5, 2006. The Company reincorporated in the State of Nevada on August 8, 2011. The Company engages in the distribution and sale of starch-based biodegradable disposable containers, tableware, and packaging materials. The Company offers its customers starch-based food and beverage containers and utensils made from biodegradable material, including cups, plates, and bowls; and traveling, picnic, and outdoor tableware products.

2.	Basis of presentation

The accompanying financial statements present the financial position, results of operations and cash flows of the Company. These financial statements are prepared in accordance with generally accepted accounting principles in the United States.

As of September 15, 2011 the Company effected a one-for-two reverse stock split of its outstanding common stock. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this reverse stock split.

3.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and that affect the reported amounts of revenues and expenses during the reporting period. Significant estimates include those with respect to the fair value of financial instruments, contingencies for litigation, collectability of receivables and stock-based compensation.  Actual results could differ from those estimates.